Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Bond Market Index Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,377	$ 10,321	$ 10,296	$ 12,248	$ 12,311	$ 11,612	$ 10,424	$ 10,666	$ 10,598	$ 10,179	$ 10,000
BNY Mellon Bond Market Index Fund - Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,108	10,101	10,102	12,048	12,129	11,478	10,330	10,586	10,545	10,154	10,000
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 33,294	24,173	22,002	25,815	18,096	16,525	14,477	13,515	10,952	10,502	10,000
BNY Mellon Tax Managed Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with Maximum Sales Charge - 5.75%
Account Value	$ 26,075	21,055	19,027	23,229	16,545	14,174	12,232	11,629	9,413	9,363	9,424
BNY Mellon Tax Managed Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 25,671	20,880	19,012	23,386	16,779	14,486	12,595	12,063	9,840	9,858	10,000
BNY Mellon Tax Managed Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 28,374	22,859	20,604	25,098	17,830	15,240	13,114	12,429	10,040	9,957	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,488	10,451	12,394	12,454	11,728	10,517	10,737	10,642	10,196	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,931	$ 24,587	$ 22,326	$ 26,143	$ 18,294	$ 16,675	$ 14,588	$ 13,589	$ 10,993	$ 10,521	$ 10,000